Property, Plant and Equipment - Disclosure of Summary about Property, Plant and Equipment (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	₨ 90,898	₨ 85,192		$ 1,198
Computer equipment and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net carrying value	25,162	18,508
Software platform [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment charges	₨ 0	₨ 285	₨ 0